Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,426	$ 1,737	$ 1,720	$ 1,737	$ 1,340
Realized	(4)	(1)	(1)	(5)	(2)
Unrealized	(15)	16	54	1	64
Net unrealized gains (losses) included in OCI	(33)	56	11	23	16
Transfer in to Level 3		20		27
Transfer out of Level 3			(17)		(17)
Purchases/Issuances	704	55	423	759	1,087
Sales/Settlements	(187)	(457)	(271)	(651)	(569)
Closing balance	1,891	1,426	1,919	1,891	1,919
Opening balance	(880)	(869)	(754)	(869)	(782)
Realized	4	1	1	5	2
Unrealized	708	(34)	(160)	674	(84)
Transfer in to Level 3	(6)	(37)	(2)	(43)	(21)
Transfer out of Level 3	29	31	68	60	87
Purchases/Issuances	24	(112)	(98)	(88)	(165)
Sales/Settlements	54	140	44	194	62
Closing balance	(67)	(880)	(901)	(67)	(901)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(647)	(601)	(461)	(601)	(423)
Unrealized	679	(52)	(111)	627	(117)
Transfer in to Level 3	(6)	(37)	(2)	(43)	(21)
Transfer out of Level 3	29	31	15	60	34
Purchases/Issuances	53	(102)	(67)	(49)	(112)
Sales/Settlements	49	114	33	163	46
Closing balance	157	(647)	(593)	157	(593)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(1)	(24)	(1)	(109)
Unrealized		(2)	7	(2)	109
Sales/Settlements		3		3	(17)
Closing balance			(17)		(17)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	47	56		56
Unrealized	21	3	24	24	24
Purchases/Issuances		1	1	1	1
Sales/Settlements	8	(13)		(5)
Closing balance	76	47	25	76	25
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(112)	(112)	(128)	(112)	(131)
Realized	4	1	1	5	2
Unrealized	(5)	(1)	(3)	(6)	(1)
Sales/Settlements			6		6
Closing balance	(113)	(112)	(124)	(113)	(124)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	104	104	112	104	115
Realized	(4)	(1)	(1)	(5)	(2)
Unrealized	5	1	3	6	1
Closing balance	105	104	114	105	114
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(121)	(155)	(141)	(155)	(119)
Unrealized	34	21	(53)	55	(75)
Transfer out of Level 3			53		53
Purchases/Issuances	(29)	(10)	(31)	(39)	(53)
Sales/Settlements	5	23	5	28	27
Closing balance	(111)	(121)	(167)	(111)	(167)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	266	252	264	252	107
Unrealized	(36)	12	25	(24)	39
Transfer out of Level 3			(17)		(17)
Purchases/Issuances	1	44	5	45	151
Sales/Settlements	(10)	(42)	(4)	(52)	(7)
Closing balance	221	266	273	221	273
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	14	7	7	7	6
Unrealized	(7)			(7)	1
Transfer in to Level 3		7		7
Closing balance	7	14	7	7	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	283	291	281	291	285
Net unrealized gains (losses) included in OCI	(44)	49	(4)	5	1
Transfer in to Level 3		(7)
Purchases/Issuances	10	10	27	20	39
Sales/Settlements	(6)	(60)	(8)	(73)	(29)
Closing balance	243	283	296	243	296
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	160	173	239	173	319
Unrealized			1		1
Purchases/Issuances	118		74	118	74
Sales/Settlements		(13)	(68)	(13)	(148)
Closing balance	278	160	246	278	246
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	23	23	24	23	26
Unrealized	2			2	(2)
Closing balance	25	23	24	25	24
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	23
Net unrealized gains (losses) included in OCI	(6)	3		(3)
Transfer in to Level 3		20		20
Purchases/Issuances	1			1
Closing balance	18	23		18
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	506	831	793	831	482
Unrealized			1
Net unrealized gains (losses) included in OCI	17	4	15	21	15
Purchases/Issuances	574		316	574	822
Sales/Settlements	(179)	(329)	(191)	(508)	(385)
Closing balance	$ 918	$ 506	$ 934	$ 918	$ 934